Consolidated VIEs and Noncontrolling Interests - WeCap Manager and WeCap Holdings Partnership (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Variable Interest Entity [Line Items]
Proceeds from issuance of noncontrolling interests		$ 80,006	$ 100,628	$ 538,934
WeCap Manager
Variable Interest Entity [Line Items]
Management fee income		$ 14,800	24,900	10,700
WeWork Waller Creek
Variable Interest Entity [Line Items]
Proceeds from issuance of noncontrolling interests	$ 8,600			$ 6,500
Payments to noncontrolling interests	6,600
Reimbursement of legal fees	$ 300
Gain on sale of investment			$ 5,000
WeCap Manager
Variable Interest Entity [Line Items]
Noncontrolling interest ownership					20.00%
WeCap Investment Group | Minimum
Variable Interest Entity [Line Items]
Controlling interest ownership		50.00%
WeCap Investment Group | Maximum
Variable Interest Entity [Line Items]
Controlling interest ownership		85.00%
WeWork Waller Creek
Variable Interest Entity [Line Items]
Noncontrolling interest ownership				67.00%